Supplemental Condensed Combining Information (Tables)	3 Months Ended
Jun. 30, 2014
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,092,279	$-	$8,085,343	$(1,779,228)	$7,398,394
Cost of revenue	-	-	691,930	-	6,160,749	(1,747,835)	5,104,844
Gross profit	-	-	400,349	-	1,924,594	(31,393)	2,293,550
Operating expenses (income):
Selling, general and administrative(1)	-	83,548	84,853	(24,234)	1,074,154	13,332	1,231,653
Research and development	-	-	38,761	-	21,968	-	60,729
Operating (loss) income	-	(83,548)	276,735	24,234	828,472	(44,725)	1,001,168
Other (income) expense:
Interest, net	(3,461)	122,940	(2,928)	90,665	(12,549)	-	194,667
Other, net	-	(671,761)	202,485	(374,253)	-	843,529	-
Income (loss) before income taxes	3,461	465,273	77,178	307,822	841,021	(888,254)	806,501
Income tax expense (benefit)	1,273	26,169	74,033	(26,207)	345,468	(142,161)	278,575
Net Income (loss)	2,188	439,104	3,145	334,029	495,553	(746,093)	527,926
Net Income attributable to noncontrolling interests	-	-	-	-	-	88,822	88,822
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,188	$439,104	$3,145	$334,029	$495,553	$(834,915)	$439,104

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,006,662	$-	$7,664,410	$(1,594,636)	$7,076,436
Cost of revenue	-	-	663,055	-	5,719,837	(1,574,347)	4,808,545
Gross profit	-	-	343,607	-	1,944,573	(20,289)	2,267,891
Operating expenses (income):
Selling, general and administrative (1)	-	40,547	106,983	37,920	964,028	19,568	1,169,046
Research and development	-	-	36,549	-	24,912	(168)	61,293
Operating (loss) income	-	(40,547)	200,075	(37,920)	955,633	(39,689)	1,037,552
Other (income) expense:
Interest, net	(3,417)	95,049	3,804	87,078	24,349	417	207,280
Other, net	-	(615,001)	164,333	(432,819)	-	883,487	-
Income (loss) before income taxes	3,417	479,405	31,938	307,821	931,284	(923,593)	830,272
Income tax expense (benefit)	1,240	(8,618)	37,248	(49,312)	322,357	(30,301)	272,614
Net Income (loss)	2,177	488,023	(5,310)	357,133	608,927	(893,292)	557,658
Net Income attributable to noncontrolling interests	-	-	-	-	-	69,635	69,635
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$488,023	$(5,310)	$357,133	$608,927	$(962,927)	$488,023

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At June 30, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$2,611	$8,033	$-	$632,579	$1,315	$644,538
Trade accounts receivable, less allowance for doubtful accounts	-	-	154,243	-	3,020,417	1,750	3,176,410
Accounts receivable from related parties	1,267,108	1,351,662	1,040,410	1,654,545	4,297,558	(9,409,499)	201,784
Inventories	-	-	314,662	-	1,129,355	(164,590)	1,279,427
Prepaid expenses and other current assets	-	49,754	56,457	67	1,090,101	51,854	1,248,233
Deferred taxes	-	-	-	-	299,458	(44,690)	254,768
Total current assets	1,267,108	1,404,027	1,573,805	1,654,612	10,469,468	(9,563,860)	6,805,160

Property, plant and equipment, net	-	651	257,430	-	3,168,807	(127,008)	3,299,880
Intangible assets	-	270	68,318	-	659,594	(89)	728,093
Goodwill	-	-	62,223	-	11,811,766	-	11,873,989
Deferred taxes	-	85,060	14,829	-	128,624	(111,052)	117,461
Other assets and notes receivables(1)	-	14,258,249	57,611	12,894,961	5,068,002	(30,958,149)	1,320,674
Total assets	$1,267,108	$15,748,257	$2,034,216	$14,549,573	$31,306,261	$(40,760,158)	$24,145,257

Current liabilities:
Accounts payable	$-	$651	$32,873	$-	$525,507	$-	$559,031
Accounts payable to related parties	-	2,032,970	785,342	1,602,668	5,394,855	(9,651,336)	164,499
Accrued expenses and other current liabilities	29,771	54,308	154,350	9,346	1,802,668	4,240	2,054,683
Short-term borrowings	-	68,290	-	-	129,514	-	197,804
Short-term borrowings from related parties	-	-	-	-	161,984	-	161,984
Current portion of long-term debt and capital lease obligations	-	68,749	-	200,000	66,667	-	335,416
Income tax payable	-	117,578	-	-	58,684	1,770	178,032
Deferred taxes	-	1,259	10,598	-	66,651	(43,036)	35,472
Total current liabilities	29,771	2,343,805	983,163	1,812,014	8,206,530	(9,688,362)	3,686,921

Long term debt and capital lease obligations, less current portion	1,165,000	646,406	-	2,435,447	7,390,784	(3,193,353)	8,444,284
Long term borrowings from related parties	-	3,328,094	-	2,076,579	5,985	(5,410,658)	-
Other liabilities	-	5,340	5,644	-	302,918	23,245	337,147
Pension liabilities	-	12,395	261,351	-	162,965	-	436,711
Income tax payable	580	30,549	-	-	24,791	129,556	185,476
Deferred taxes	-	-	-	-	757,995	(25,665)	732,330
Total liabilities	1,195,351	6,366,589	1,250,158	6,324,040	16,851,968	(18,165,237)	13,822,869

Noncontrolling interests subject to put provisions	-	-	0	-	672,234	-	672,234
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	71,757	9,381,668	784,058	7,990,392	13,748,714	(22,594,921)	9,381,668
Noncontrolling interests not subject to put provisions	-	-	-	-	268,486	-	268,486
Total equity	71,757	9,381,668	784,058	7,990,392	14,017,200	(22,594,921)	9,650,154
Total liabilities and equity	$1,267,108	$15,748,257	$2,034,216	$14,549,573	$31,306,261	$(40,760,158)	$24,145,257

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$13	$4,490	$-	$672,206	$6,068	$682,777
Trade accounts receivable, less allowance for doubtful accounts	-	-	152,480	-	2,882,736	2,058	3,037,274
Accounts receivable from related parties	1,269,092	960,137	815,748	1,643,394	4,073,975	(8,609,228)	153,118
Inventories	-	-	287,625	-	946,790	(137,311)	1,097,104
Prepaid expenses and other current assets	-	71,939	41,240	167	879,085	44,960	1,037,391
Deferred taxes	-	-	-	-	322,337	(43,285)	279,052
Total current assets	1,269,092	1,032,089	1,301,583	1,643,561	9,777,129	(8,736,738)	6,286,716

Property, plant and equipment, net	-	734	238,469	-	2,980,268	(127,517)	3,091,954
Intangible assets	-	501	73,166	-	684,290	(81)	757,876
Goodwill	-	-	62,829	-	11,595,358	-	11,658,187
Deferred taxes	-	80,931	14,209	-	118,306	(109,279)	104,167
Other assets and notes receivables (1)	-	13,955,933	47,661	12,583,487	5,234,132	(30,600,207)	1,221,006
Total assets	$1,269,092	$15,070,188	$1,737,917	$14,227,048	$30,389,483	$(39,573,822)	$23,119,906

Current liabilities:
Accounts payable	$-	$2,193	$28,689	$-	$511,715	$-	$542,597
Accounts payable to related parties	-	1,896,712	522,719	1,600,480	4,931,344	(8,827,326)	123,929
Accrued expenses and other current liabilities	29,770	45,897	129,727	9,403	1,786,709	11,027	2,012,533
Short-term borrowings	-	60	-	-	96,588	-	96,648
Short-term borrowings from related parties	-	-	-	-	62,342	-	62,342
Current portion of long-term debt and capital lease obligations	-	271,090	-	200,000	40,280	-	511,370
Income tax payable	-	114,197	-	-	56,163	-	170,360
Deferred taxes	-	2,331	9,002	-	64,539	(41,678)	34,194
Total current liabilities	29,770	2,332,480	690,137	1,809,883	7,549,680	(8,857,977)	3,553,973

Long term debt and capital lease obligations, less current portion	1,167,466	96,699	-	2,438,189	7,478,944	(3,434,378)	7,746,920
Long term borrowings from related parties	-	3,359,606	-	2,092,818	6,940	(5,459,364)	-
Other liabilities	-	5,616	6,028	-	298,313	19,604	329,561
Pension liabilities	-	10,377	254,233	-	171,248	-	435,858
Income tax payable	2,287	30,846	-	-	20,262	123,538	176,933
Deferred taxes	-	-	-	-	768,156	(24,766)	743,390
Total liabilities	1,199,523	5,835,624	950,398	6,340,890	16,293,543	(17,633,343)	12,986,635

Noncontrolling interests subject to put provisions	-	-	0	-	648,251	-	648,251
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	69,569	9,234,564	787,519	7,651,017	13,432,374	(21,940,479)	9,234,564
Noncontrolling interests not subject to put provisions	-	-	-	-	250,456	-	250,456
Total equity	69,569	9,234,564	787,519	7,651,017	13,682,830	(21,940,479)	9,485,020
Total liabilities and equity	$1,269,092	$15,070,188	$1,737,917	$14,227,048	$30,389,483	$(39,573,822)	$23,119,906

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,188	$439,104	$3,145	$334,029	$495,553	$(746,093)	$527,926
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(315,283)	-	(374,253)	-	689,536	-
Depreciation and amortization	-	340	26,497	-	327,154	(17,865)	336,126
Change in deferred taxes, net	-	(10,662)	411	-	19,178	(8,235)	692
(Gain) loss on sale of fixed assets and investments	-	-	(107)	-	1,651	-	1,544
(Write Up) write-off loans from related parties	-	54,541	-	-	-	(54,541)	-
Compensation expense related to stock options	-	(1,403)	-	-	-	-	(1,403)
Investments in equity method investees, net	-	43,411	-	-	(14,674)	-	28,737
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(3,245)	-	(90,574)	290	(93,529)
Inventories	-	-	(29,910)	-	(181,345)	31,157	(180,098)
Prepaid expenses and other current and non-current assets	-	34,643	(14,866)	(21,933)	(59,782)	(4,804)	(66,742)
Accounts receivable from / payable to related parties	(406)	(169,605)	218,846	28,110	(75,880)	13,122	14,187
Accounts payable, accrued expenses and other current and non-current liabilities	-	17,335	41,603	(57)	(65,393)	(1,139)	(7,651)
Income tax payable	(1,707)	4,497	-	(26,207)	16,137	9,098	1,818
Net cash provided by (used in) operating activities	75	96,918	242,374	(60,311)	372,025	(89,474)	561,607

Investing Activities:
Purchases of property, plant and equipment	-	(37)	(43,687)	-	(394,161)	18,626	(419,259)
Proceeds from sale of property, plant and equipment	-	-	188	-	4,103	-	4,291
Disbursement of loans to related parties	-	(194,357)	-	101,745	-	92,612	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(197,807)	(11,372)	-	(434,570)	209,052	(434,697)
Proceeds from divestitures	-	-	-	-	3,310	-	3,310
Net cash provided by (used in) investing activities	-	(392,201)	(54,871)	101,745	(821,318)	320,290	(846,355)

Financing Activities:
Short-term borrowings, net	-	226,862	(183,906)	-	145,323	-	188,279
Long-term debt and capital lease obligations, net	(75)	351,059	-	(41,434)	119,027	(92,612)	335,965
Increase (decrease) of accounts receivable securitization program	-	-	-	-	72,000	-	72,000
Proceeds from exercise of stock options	-	37,604	-	-	3,149	-	40,753
Dividends paid	-	(317,903)	-	-	-	-	(317,903)
Capital increase (decrease)	-	-	-	-	142,957	(142,957)	-
Distributions to noncontrolling interest	-	-	-	-	(97,047)	-	(97,047)
Contributions from noncontrolling interest	-	-	-	-	25,323	-	25,323
Net cash provided by (used in) financing activities	(75)	297,622	(183,906)	(41,434)	410,732	(235,569)	247,370

Effect of exchange rate changes on cash and cash equivalents	-	259	(54)	-	(1,066)	-	(861)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	0	2,598	3,543	-	(39,627)	(4,753)	(38,239)
Cash and cash equivalents at beginning of period	0	13	4,490	-	672,206	6,068	682,777
Cash and cash equivalents at end of period	$0	$2,611	$8,033	$-	$632,579	$1,315	$644,538

	For the six months ended June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,177	$488,023	$(5,310)	$357,133	$559,265	$(843,630)	$557,658
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(331,592)	-	(432,819)	49,662	714,749	-
Depreciation and amortization	-	330	24,691	-	305,236	(15,103)	315,154
Change in deferred taxes, net	-	(19,248)	3,651	-	24,404	(9,336)	(529)
(Gain) loss on sale of fixed assets and investments	-	(12)	(153)	-	(6,089)	-	(6,254)
Compensation expense related to stock options	-	12,777	-	-	-	-	12,777
Cash inflow (outflow) from hedging	-	(4,028)	-	-	-	-	(4,028)
Investments in equity method investees, net	-	22,691	-	-	(7,940)	-	14,751
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,574)	-	(51,000)	-	(62,574)
Inventories	-	-	(24,736)	-	(29,542)	20,013	(34,265)
Prepaid expenses and other current and non-current assets	-	10,768	(17,389)	40,202	(39,431)	28,585	22,735
Accounts receivable from / payable to related parties	(410)	286,966	68,660	57,847	(462,322)	70,579	21,320
Accounts payable, accrued expenses and other current and non-current liabilities	-	10,171	38,199	106	(53,631)	(3,854)	(9,009)
Income tax payable	520	729	-	(49,312)	35,551	25,313	12,801
Net cash provided by (used in) operating activities	2,287	477,575	76,039	(26,843)	324,163	(12,684)	840,537

Investing Activities:
Purchases of property, plant and equipment	-	(45)	(39,394)	-	(311,089)	16,886	(333,642)
Proceeds from sale of property, plant and equipment	-	17	271	-	14,508	-	14,796
Disbursement of loans to related parties	-	45,738	-	28,419	-	(74,157)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(23,076)	(1,943)	-	(100,883)	24,093	(101,809)
Proceeds from divestitures	-	-	-	-	17,824	-	17,824
Net cash provided by (used in) investing activities	-	22,634	(41,066)	28,419	(379,640)	(33,178)	(402,831)

Financing Activities:
Short-term borrowings, net	-	4	(34,873)	-	35,808	-	939
Long-term debt and capital lease obligations, net	(2,287)	354	-	1,697,512	(1,736,452)	74,157	33,284
Increase (decrease) of accounts receivable securitization program	-	-	-	-	23,000	-	23,000
Proceeds from exercise of stock options	-	32,210	-	-	3,932	-	36,142
Purchase of treasury stock	-	(230,654)	-	-	-	-	(230,654)
Dividends paid	-	(296,134)	-	(684,229)	682,564	1,665	(296,134)
Capital increase (decrease)	-	-	-	(1,014,859)	1,016,261	(1,402)	-
Distributions to noncontrolling interest	-	-	-	-	(117,855)	-	(117,855)
Contributions from noncontrolling interest	-	-	-	-	27,157	-	27,157
Net cash provided by (used in) financing activities	(2,287)	(494,220)	(34,873)	(1,576)	(65,585)	74,420	(524,121)

Effect of exchange rate changes on cash and cash equivalents	-	(1,135)	(6)	-	(14,627)	-	(15,768)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	0	4,854	94	-	(135,689)	28,558	(102,183)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$1	$4,932	$595	$-	$550,768	$29,561	$585,857

Other comprehensive income statement segregated by issuers and guarantors
	For the six months ended June 30, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,188	$439,104	$3,145	$334,029	$495,553	$(746,093)	$527,926
Gain (loss) related to cash flow hedges	-	16,076	-	-	(2,046)	-	14,030
Actuarial gain (loss) on defined benefit pension plans	-	99	1,894	6,524	192	-	8,709
Gain (loss) related to foreign currency translation	-	36,765	(7,260)	-	(38,509)	(282)	(9,286)
Income tax (expense) benefit related to components of other comprehensive income	-	(4,646)	(553)	(2,574)	612	-	(7,161)
Other comprehensive income (loss), net of tax	-	48,294	(5,919)	3,950	(39,751)	(282)	6,292
Total comprehensive income	$2,188	$487,398	$(2,774)	$337,979	$455,802	$(746,375)	$534,218
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	89,071	89,071
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,188	$487,398	$(2,774)	$337,979	$455,802	$(835,446)	$445,147

	For the six months ended June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,177	$488,023	$(5,310)	$357,133	$608,927	$(893,292)	$557,658
Gain (loss) related to cash flow hedges	-	14,431	-	-	5,459	-	19,890
Actuarial gain (loss) on defined benefit pension plans	-	65	1,267	11,335	121	-	12,788
Gain (loss) related to foreign currency translation	-	27,707	(6,535)	-	(154,575)	6,033	(127,370)
Income tax (expense) benefit related to components of other comprehensive income	-	(4,162)	(369)	(4,472)	(914)	-	(9,917)
Other comprehensive income (loss), net of tax	-	38,041	(5,637)	6,863	(149,909)	6,033	(104,609)
Total comprehensive income	$2,177	$526,064	$(10,947)	$363,996	$459,018	$(887,259)	$453,049
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	67,317	67,317
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$526,064	$(10,947)	$363,996	$459,018	$(954,576)	$385,732